Consolidated Statements of Comprehensive Income (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income [Abstract]
Net income (loss)	€ 1,466,960	[1]	€ 1,021,820	€ (150,925)
Gain (loss) on foreign currency translation, net of taxes	(17,473)		22,286	(8,592)
Gain (loss) on derivative instruments, net of taxes	47,353		(1,221)	6,494
Comprehensive income (loss)	€ 1,496,840		€ 1,042,885	€ (153,023)

[1]	As of January 1, 2011, ASML adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 of the consolidated financial statements.